Deutsche Asset
& Wealth Management
                                                                       [DB Logo]




Summary Prospectus | April 1, 2014




DWS Mid Cap Value Fund






 CLASS/Ticker    A   MIDVX    B   MIDYX    C   MIDZX    R   MIDQX    INST   MIDIX    S   MIDTX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at dws-investments.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated April 1, 2014, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks long-term capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 30) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                         A          B          C       R    INST      S
                                ----------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                    5.75     None       None     None    None    None
-------------------------------      ----     --         --       ------  ------  ---
Maximum deferred sales
charge (load), as % of
redemption proceeds                None     4.00       1.00       None    None    None
-------------------------------    ------   ----       ----       ------  ------  ---
Account Maintenance Fee
(annually, for fund account
balances below $10,000 and
subject to certain exceptions)    $   20    $20        $20        None    None    $20
-------------------------------   -------   ----       ----       ------  ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.75       0.75       0.75       0.75       0.75        0.75
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       1.00       1.00       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.32       0.41       0.31       0.36       0.23        0.33
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.31       2.16       2.06       1.61       0.98        1.08
----------------------------     ----       ----       ----       ----      -----       -----
Fee waiver/expense reim-
bursement                        0.05       0.15       0.05       0.10       0.00        0.07
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/
EXPENSE REIMBURSEMENT            1.26       2.01       2.01       1.51       0.98        1.01
----------------------------     ----       ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2014 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.24%, 1.99%, 1.99%, 1.49% and 0.99%; and for the period from October 1, 2014 through March 31, 2015, at ratios no higher than 1.26%, 2.01%, 2.01%, 1.51% and 1.01% (in each instance, excluding extraordinary expenses, taxes, brokerage and interest expenses) for Classes A, B, C, R and S, respectively. These agreements may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses for Class A, Class B, Class C, Class R and Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 696     $ 604     $ 304     $ 154     $ 100     $ 103
--       -----     -----     -----     -----     -----     -----
3          962       962       641       498       312       337
--       -----     -----     -----     -----     -----     -----
5        1,247     1,346     1,104       867       542       589
--       -----     -----     -----     -----     -----     -----
10       2,059     2,066     2,386     1,903     1,201     1,311
--       -----     -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R      INST         S
-------  --------  --------  --------  --------  --------  --------
1        $ 696     $ 204     $ 204     $ 154     $ 100     $ 103
--       -----     -----     -----     -----     -----     -----
3          962       662       641       498       312       337
--       -----     -----     -----     -----     -----     -----
5        1,247     1,146     1,104       867       542       589
--       -----     -----     -----     -----     -----     -----
10       2,059     2,066     2,386     1,903     1,201     1,311
--       -----     -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for the fiscal year 2013: 98%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-cap companies that portfolio management believes are undervalued, but have favorable prospects for appreciation. The fund defines mid-cap companies as companies that have a market capitalization similar to the companies included in the Russell Midcap (Reg. TM) Value Index. While the market capitalization range of the Russell Midcap (Reg. TM) Value Index changes throughout the year, as of January 31, 2014, the market capitalization range of the Russell Midcap (Reg. TM) Value Index was between $930 million and $26.19 billion. The fund may invest up to 20% of total assets in foreign securities.


The fund may also invest in the equity securities of real estate investment trusts (REITs).


MANAGEMENT PROCESS. In choosing stocks, portfolio management focuses on individual security selection rather than industry selection. Portfolio management uses an active process that combines financial analysis with company visits to evaluate management and strategies. Company research lies at the heart of the investment process. Portfolio management emphasizes individual selection of stocks across all economic sectors, focusing on companies that it believes have strong management, identifiable catalysts (e.g., acquisitions or new products), and valuations that offer an attractive risk/reward trade-off.


Portfolio management utilizes multiple sources for idea generation as it believes quantitative screens by themselves are not robust enough to consistently source attractive investment ideas. Portfolio management's intensive proprietary research starts with thorough background research to gain an understanding of a company's business model and financials. Management meetings are generally conducted to assess corporate culture and the ability to execute on the business model with a focus on capital allocation decisions. Portfolio management then analyzes valuations by determining the appropriate metric and establishing internal estimates. Portfolio management reviews a stock's investment thesis, catalysts and risks to determine if the stock fits into the portfolio. Portfolio management normally will sell a stock when it believes the investment thesis proves incorrect, fundamentals weaken, catalysts fail to materialize as expected, or if a stock becomes fully valued.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


VALUE INVESTING RISK. As a category, value stocks may underperform growth stocks (and the stock market as a whole) over any period of time. In addition, value stocks selected for investment by portfolio management may not perform as anticipated.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the



                                       2
                                                          DWS Mid Cap Value Fund


                                                SUMMARY PROSPECTUS April 1, 2014
full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


REAL ESTATE SECURITIES RISK. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments and will depend on the value of the underlying properties or the underlying loans or interest. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


For Class R shares, historical performance prior to class inception is based on the performance of the fund's Class A shares adjusted to reflect the higher expenses of Class R.


Prior to September 3, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2006       2007      2008        2009       2010       2011     2012      2013
  17.58      5.35       -40.03     38.44      19.58      -6.07    17.02    38.57




Best Quarter: 22.25%, Q3 2009   Worst Quarter: -23.99%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2013 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. For all classes index comparison began on 7/31/05.



                                 CLASS           1           5       SINCE
                             INCEPTION        YEAR       YEARS   INCEPTION
                           -----------  ----------  ----------  ----------
CLASS A before tax          8/1/2005        30.60       18.90       7.28
--------------------------  --------        -----       -----       ----
  After tax on
  distributions()                           30.51       18.73       6.83
  After tax on distribu-
  tions and sale of fund
  shares                                    20.00       16.70       6.14
-------------------------- --------         -----       -----       ----
CLASS B before tax          8/1/2005        34.54       19.31       7.27
--------------------------  --------        -----       -----       ----
CLASS C before tax          8/1/2005        37.60       19.41       7.28
--------------------------  --------        -----       -----       ----
CLASS R before tax          3/1/2011        38.27       20.03       7.74
--------------------------  --------        -----       -----       ----
INST CLASS before tax       8/1/2005        38.98       20.71       8.46
--------------------------  --------        -----       -----       ----
CLASS S before tax          8/1/2005        38.98       20.63       8.40
--------------------------  --------        -----       -----       ----
RUSSELL MIDCAP VALUE
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   33.46       21.16       8.19
-------------------------- --------         -----       -----       ----

                                       3
                                                          DWS Mid Cap Value Fund


                                                SUMMARY PROSPECTUS April 1, 2014

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

RICHARD GLASS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares and Class R shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.


TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan. Any withdrawals you make from such tax-deferred investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


                                       4
                                                          DWS Mid Cap Value Fund
                                      SUMMARY PROSPECTUS April 1, 2014 DMCVF-SUM